Revenues and Cost of Revenues	12 Months Ended
Dec. 31, 2014
Revenues And Cost Of Revenues [Abstract]
Revenues and Cost of Revenues
18.      Revenues and Cost of Revenues:
The amounts in the accompanying consolidated statements of income are analyzed as follows:

	For the Year Ended December 31,
	2012	2013	2014

Sales of marine petroleum products	$7,208,440	6,282,466	$6,590,998
Voyage revenues	22,726	25,049	30,410
Other revenues	27,794	27,214	40,393
Total Revenues	7,258,960	6,334,729	6,661,801

Cost of marine petroleum products	6,939,636	6,025,742	6,286,453
Cost of voyage revenues	15,136	16,202	14,729
Cost of other revenues	1,539	6,793	23,525
Total Cost of Revenues	$6,956,311	6,048,737	$6,324,707

Included in the cost of revenues is depreciation of $2,622, $2,024 and $2,424 for the years ended December 31, 2012, 2013 and 2014, respectively.